Dynamic Natural Resources Fund (Prospectus Summary) | Dynamic Natural Resources Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Natural Resources Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dynamic Natural Resources Fund	Dynamic Natural Resources Fund Class I Shares	Dynamic Natural Resources Fund Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Natural Resources Fund		Dynamic Natural Resources Fund Class I Shares	Dynamic Natural Resources Fund Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses	[1]	2.40%	2.65%
Total Annual Fund Operating Expenses		3.35%	3.60%
Fee Waivers and Reimbursements	[2]	(2.10%)	(2.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.50%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.25% for Class I Shares and 1.50% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example Dynamic Natural Resources Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Dynamic Natural Resources Fund Class I Shares	127	397
Dynamic Natural Resources Fund Class II Shares	153	474

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy:
The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are involved primarily in resource-based activities and in instruments that derive their value from the value of natural resources.  The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

The Fund invests primarily in equity securities of domestic and foreign businesses which are involved primarily in resource-based activities, including exploring for or exploiting base or ferrous metals, precious commodities (such as gold, silver, platinum, palladium and gems), oil, natural gas and other hydrocarbon products, lumber and lumber-related products, and other industrial materials.  The Fund also may, to the extent consistent with applicable law,

invest in Canadian income trusts relating to resource-based activities.  An income trust is an equity investment vehicle designed to distribute cash flow from an underlying business to investors.  The Fund does not intend to invest in agricultural or livestock-related businesses.  Based on the view of Goodman &

Company NY, Ltd. (the "Sub-Adviser") with respect to global resource supply and demand, the resource sector weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund's assets may be in one resource sector.

The Sub-Adviser adheres to a focused investment philosophy, which emphasizes business perspective investing and is characterized by a portfolio of businesses generally held for the long term. Businesses are purchased when they trade at discounts to the Sub-Adviser's assessment of intrinsic value. Techniques such as fundamental analysis may be used to assess potential investments for the Fund.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy.  As part of this evaluation, the Sub-Adviser may:

o  analyze financial data and other information sources;

o  assess the quality of management; and

o  conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition,

investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the

U.S. dollar may affect the value of the Fund's investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the

Canadian stock market, on the relative exchange rates of the U.S. dollar and the

Canadian dollar, U.S. and Canadian political and economic developments, and U.S.

and Canadian laws relating to investments in Canada.  Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities.

The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources.  The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources.  There is a risk that any changes in these sectors could have an adverse impact on the

Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates,

the opposite may be true.  Income trusts may experience losses during periods of both low and high interest rates.  In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust,

investors in that trust could be held liable for any outstanding obligations.

The Fund is also subject to the risk that its primary market segment,

investments in equity securities of businesses which explore for or exploit base or ferrous metals, precious commodities, oil, natural gas and other hydrocarbon products, lumber, and other industrial materials, may underperform other market segments or the equity markets as a whole.  Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Fund is non-diversified and invests in a limited number of securities.

Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of businesses involved in resource-based activities.

Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations. The Fund intends to compare its performance to the S&P

Global Natural Resources Index.